Additional Information—Financial Statement Schedule I	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These parent company financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2018	2019

Assets
Current assets:
Cash and cash equivalents	$174,658	$133,405
Total current assets	174,658	133,405
Investments in subsidiaries and VIEs	71,669,175	66,117,102
Total assets	$71,843,833	$66,250,507

Liabilities and equity
Current liabilities:
Dividend payable	$174,658	$133,405
Total current liabilities	174,658	133,405
Total liabilities	174,658	133,405

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 51,619,218 and 51,619,218 shares outstanding as of December 31, 2018 and 2019, respectively)	918,844	918,844
Additional paid-in capital	121,962,650	117,445,969
Accumulated deficits	(79,399,389)	(69,563,158)
Accumulated other comprehensive income	56,507,394	45,635,771
Treasury stock, at cost (40,265,184 and 40,265,184 shares as of December 31, 2018 and 2019, respectively)	(28,320,324)	(28,320,324)

Total equity	71,669,175	66,117,102

Total liabilities and equity	$71,843,833	$66,250,507

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2017	2018	2019

Income from operations	$—	$—	$—

Income before income taxes	—	—	—
Income taxes	—	—	—
Equity in gains of subsidiaries and VIEs	12,384,303	31,127,184	9,836,231
Net income of Acorn International, Inc.	$12,384,303	$31,127,184	$9,836,231

 FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	For the years ended December 31,
	2017	2018	2019

Net income	$12,384,303	$31,127,184	$9,836,231
Other comprehensive income (loss), net of tax
Net unrealized loss of available-for-sale securities, net of tax of $(10,347,637), $(1,163,160) and $(3,307,755) in 2017, 2018 and 2019, respectively	(31,042,912)	(3,489,480)	(9,868,613)
Foreign currency translation adjustments	11,146,613	(972,089)	(1,003,010)
Comprehensive income (loss) of Acorn International, Inc.	$(7,511,996)	$26,665,615	$(1,035,392)

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2017	2018	2019
Operating activities:
Net income of Acorn International, Inc.	$12,384,303	$31,127,184	$9,836,231
Equity in gains of subsidiaries and VIEs	(12,384,303)	(31,127,184)	(9,836,231)
Net cash provided by operating activities	$—	$—	$—

Investing activities:
Dividend received	$—	$40,000,020	$4,516,681
Net cash provided by investing activities	$—	$40,000,020	$4,516,681

Financing activities:
Disbursement of dividends	$—	$(39,825,362)	$(4,557,934)
Net cash used in financing activities	$—	$(39,825,362)	$(4,557,934)
Net increase (decrease) in cash and cash equivalents	$—	$174,658	$(41,253)
Cash and cash equivalents at the beginning of the year	—	—	174,658
Cash and cash equivalents at the end of the year	$—	$174,658	$133,405

Note to Schedule I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in Cayman Islands on December 20, 2005 to be the holding company of the Company. The Company is an integrated multi-platform marketing company in PRC which develops, promotes and sells products. The Company's two primary sales platforms are direct sales and a nationwide distribution network. Direct sales platforms include an outbound marketing platform (which until early 2015 included television ("TV") direct sales and until late 2019 included call center direct sales) and an Internet sales platform. Nationwide distribution network includes an offline distribution network through late 2019 and on-going e-commerce distribution through major e-commerce platforms in China.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as "Investment in subsidiaries and VIEs" and the subsidiaries and VIEs' profit or loss as "Equity in income/loss of subsidiaries" on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. Dividends of $40,000,020 and $4,516,681 were paid by the Company's subsidiaries to the Company in 2018 and 2019, respectively.